UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:      Greenhaven Associates, Inc.
           Three Manhattanville Road
           Purchase, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris A. Wachenheim
Title:     Vice President
Phone:     914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim             Purchase, NY              January 22, 2003
-----------------------             ------------              ----------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

------------------------            ---------------------------------------
[Repeat as necessary.]

                          13F as of December 31, 2002

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       COL 1                       COL 2      COL 3       COL 4        CO 5              COL 6                    COL 7
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                                  TITLE OF                VALUE      PRINCIPAL                SHARED     VOTING AUTHORITY SHARES
    NAME OF ISSUER                 CLASS      CUSIP        $000       AMOUNT        SOLE      OTHERS         SOLE         NONE
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
Alcan Aluminum (AL)                COMMON    013716105     68,997    2,337,300       60,000  2,277,300       60,000  2,277,300
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Alcoa Inc (AA)                     COMMON    013817101     36,637    1,608,278               1,608,278               1,608,278
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Beazer Homes (BZH)                 COMMON    07556Q105     29,888      493,200       47,000    446,200       47,000    446,200
--------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
  Santa Fe (BNI)                   COMMON    12189T104     25,771      990,800                 990,800                 990,800
--------------------------------------------------------------------------------------------------------------------------------
Centex Construction
  Products (CXP)                   COMMON    15231R109      2,113       60,100       44,100     16,000       44,100     16,000
--------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                  COMMON    152312104    217,883    4,340,300    1,398,500  2,941,800    1,398,500  2,941,800
--------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)            COMMON    156431108      6,713      905,900      433,400    472,500      433,400    472,500
--------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)               COMMON    23331A109     31,646    1,823,950               1,823,950               1,823,950
--------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)               COMMON    244199105    125,175    2,730,100               2,730,100               2,730,100
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Del Laboratories, Inc (DLI)        COMMON    245091103      2,228      110,275      110,275                 110,275
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co (DOW)              COMMON    260543103     53,704    1,808,200               1,808,200               1,808,200
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EL PASO CORP (EP)                  COMMON    28336L109     51,940    7,462,700    2,023,600  5,439,100    2,023,600  5,439,100
--------------------------------------------------------------------------------------------------------------------------------
EnCana Corporation (ECA)           COMMON    292505104     74,994    2,411,377       17,000  2,394,377       17,000  2,394,377
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)     COMMON    294741103        872       34,925                  34,925                  34,925
--------------------------------------------------------------------------------------------------------------------------------
Franklin Covey Co (FC)             COMMON    353469109        337      290,900                 290,900                 290,900
--------------------------------------------------------------------------------------------------------------------------------
Frontline Limited (FRO)            COMMON    G3682E127     12,020    1,358,150      865,400    492,750      865,400    492,750
--------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)            COMMON    371927104      2,053      427,800      270,300    157,500      270,300    157,500
--------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                     COMMON    48666K109      6,620      154,500        6,000    148,500        6,000    148,500
--------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP (LH)               COMMON    50540R409     73,229    3,151,000      417,900  2,733,100      417,900  2,733,100
--------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)           COMMON    526057104     55,573    1,077,000       22,000  1,055,000       22,000  1,055,000
--------------------------------------------------------------------------------------------------------------------------------
Longview Fibre (LFB)               COMMON    543213102      3,480      481,300                 481,300                 481,300
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Mack-Cali Realty Corp (CLI)        COMMON    554489104        576       19,000                  19,000                  19,000
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Monsanto Co (MON)                  COMMON    61166W101     35,551    1,846,800       93,000  1,753,800       93,000  1,753,800
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Morgan Stanley Asia Pac (APF)      COMMON    61744U106      1,408      195,547                 195,547                 195,547
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Omega Protein (OME)                COMMON    68210P107      2,074      525,000      525,000                 525,000
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OMI Corp (OMM)                     COMMON    Y6476W104      8,691    2,114,500    1,614,500    500,000    1,614,500    500,000
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Pope & Talbot (POP)                COMMON    732827100        307       21,500                  21,500                  21,500
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Pulte Homes Inc. (PHM)             COMMON    745867101    144,003    3,008,200    1,165,000  1,843,200    1,165,000  1,843,200
--------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty (RA)     COMMON    75621K106        425       20,200                  20,200                  20,200
--------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)             COMMON    783549108    100,035    4,457,900    1,296,300  3,161,600    1,296,300  3,161,600
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Snap-On (SNA)                      COMMON    833034101     38,165    1,357,700       99,600  1,258,100       99,600  1,258,100
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Stolt Offshore SA  (SOSA)          COMMON    861567105      2,536    1,773,500    1,523,500    250,000    1,523,500    250,000
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Stolt-Nielsen S.A. (SNSA)          COMMON    861565109        169       27,000                  27,000                  27,000
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Teekay Shipping Corp (TK)          COMMON    Y8564W103     41,188    1,012,000      297,200    714,800      297,200    714,800
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Toll Brothers, Inc. (TOL)          COMMON    889478103     17,622      872,400        9,000    863,400        9,000    863,400
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UnumProvident Corp (UNM)           COMMON    91529Y106     95,126    5,423,400      965,000  4,458,400      965,000  4,458,400
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COLUMN TOTAL                                            1,369,748
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PAGE TOTAL                                              1,369,748
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

Greenhaven Associates
Purchase, New York                       Page 1 of 1            January 22, 2003